Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended																12 Months Ended		1 Months Ended	12 Months Ended							12 Months Ended
	Oct. 17, 2011	Oct. 17, 2011	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Finance Leases [Member] Times Lease	Sep. 29, 2012 Alajuela, Costa Rica [Member] Y	Sep. 29, 2012 Minimum [Member]	Sep. 29, 2012 Minimum [Member] Alajuela, Costa Rica [Member] Y	Sep. 29, 2012 Maximum [Member]	Sep. 29, 2012 Maximum [Member] Alajuela, Costa Rica [Member] Y	Sep. 29, 2012 Adiana, Inc [Member]	Sep. 24, 2011 Adiana, Inc [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member]	Sep. 24, 2011 Sentinelle Medical Inc. [Member]	Aug. 05, 2010 Sentinelle Medical Inc. [Member]	Sep. 29, 2012 Interlace Medical, Inc [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member]	Sep. 29, 2012 Healthcome [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 24, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 25, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] License Agreement Terms [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] License Agreement Terms [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] License Agreement Terms [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Maximum [Member]
Loss Contingencies [Line Items]
Maximum potential contingent payments to former Adiana shareholders												$ 155,000,000				$ 250,000,000		$ 225,000,000														$ 0	$ 25,000,000
Payment of contingent consideration			51,680,000	4,294,000	0							8,800,000	19,700,000	4,100,000	4,300,000				54,000,000		10,000,000				10,000,000
Damages awarded by jury	18,800,000	18,800,000	18,800,000
Accrued contingent consideration obligation												16,800,000							39,100,000	5,000,000
Contingent consideration obligations, fair value														3,400,000			83,000,000
Number of lease agreements						2
Fair market value of building and land							28,300,000
Accrued expenses			372,381,000	325,327,000			2,800,000
Other long-term liabilities			98,250,000	106,962,000			33,200,000														7,831,000		7,831,000		6,654,000			7,296,000
Optional lease extension period									10		12
Lease extension terms							5
Consecutive lease extension terms						2
Estimated useful lives of building in years							35 years
Purchase commitments			74,700,000
Purchase commitments related to fiscal 2013			63,700,000
Purchase commitments, last aggregated year			2017
Royalties to be paid on future sales on products								1.00%		35.00%																						1.00%	35.00%
Aggregated minimum royalty commitments			14,100,000
Minimum royalty commitments for 2013			2,000,000
Operating lease agreements, expiration year			2035
Rent expense, net of sublease income																						18,300,000		19,300,000		17,800,000
Rental income from subleases																						3,200,000		3,500,000		3,500,000
Rent abatement period																							1 year 6 months
Rent expense																							2,900,000		2,000,000		1,300,000
Royalty costs																													9,600,000	9,700,000	9,200,000
Maximum amount of contingent consideration																					25,000,000		25,000,000
Fair value of contingent consideration				$ 86,600,000																	$ 18,000,000		$ 18,000,000				$ 17,994,000
Merger consideration per share																												$ 82.75